Regulatory Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Regulatory Agreements
Note 14. Regulatory Agreements

The Company and the Bank were formerly parties to formal and informal agreements with federal and state banking regulators, as summarized below.

On February 17, 2011, the Parent and the Bank entered into a written agreement with the Reserve Bank and the Bureau (the “Written Agreement”). The Written Agreement was terminated on July 30, 2013. The Written Agreement had required the Bank, among other things, to develop plans for improving numerous aspects of the Bank’s operations and management, required the Bank to improve asset quality, restricted certain types of credit extensions and imposed a number of measures designed to preserve the Bank’s capital.

On September 5, 2013, the Parent and the Bank entered into a memorandum of understanding with the Reserve Bank and the Bureau (the “MOU”). The MOU was terminated effective March 13, 2014.

Under the terms of the MOU, the Parent and the Bank had agreed that the Parent would not, without prior written approval of the Reserve Bank and the Bureau, (a) declare or pay dividends of any kind, or make any payments on the Parent’s trust preferred securities; (b) incur or guarantee any debt; or (c) purchase or redeem any shares of the Parent’s stock. In addition, under the MOU the Parent and the Bank had agreed to review and revise the allowance for loan and lease losses methodology (“ALLL”), and on a quarterly basis submit to the Reserve Bank and the Bureau a copy of the internally calculated ALLL worksheet.

Note 26. Regulatory Agreements

On February 17, 2011, the Parent and the Bank entered into a written agreement with the Reserve Bank and the Bureau. The Written Agreement was terminated on July 30, 2013. The Written Agreement had required the Bank, among other things, to develop plans for improving numerous aspects of the Bank’s operations and management, required the Bank to improve asset quality, restricted certain types of credit extensions and imposed a number of measures designed to preserve the Bank’s capital.

On September 5, 2013, the Parent and the Bank entered into a memorandum of understanding with the Reserve Bank and the Bureau. The MOU was terminated effective March 13, 2014.

Under the terms of the MOU, the Parent and the Bank had agreed that the Parent would not, without prior written approval of the Reserve Bank and the Bureau, (a) declare or pay dividends of any kind, or make any payments on the Parent’s trust preferred securities; (b) incur or guarantee any debt; or (c) purchase or redeem any shares of the Parent’s stock. In addition, under the MOU the Parent and the Bank had agreed to review and revise the allowance for loan and lease losses methodology (“ALLL”), and on a quarterly basis submit to the Reserve Bank and the Bureau a copy of the internally calculated ALLL worksheet.

Management believes, as of December 31, 2013, that the Parent and Bank were in full or substantial compliance with the terms of the MOU.